Reconciliation of movements of liabilities to cash flows arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of movements of liabilities to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities.

	Liabilities
(€ in thousands)	Other loans and borrowings	Lease liabilities
Balance at January 1, 2021	23,152	3,124

Changes from financing cash flows

Proceeds from loans and borrowings	--	—
Repayment of borrowings	(1,004)	—
Payment of lease liabilities	—	(334)
Total changes from financing cash flows	(1,004)	(334)

Other changes
Liability-related
New leases	—	133
Remeasurements	—	(6)
Terminations	—	(9)
Adjustment	(70)	—
Foreign currency effects	—	256
Interest expense	2,150	149
Interest paid	(150)	(103)
Total liability-related other changes	1,930	420

Total equity-related other changes	—	—

Balance at December 31, 2021	24,078	3,210

	Liabilities
(€ in thousands)	Other loans and borrowings	Lease liabilities
Balance at January 1, 2020	17,546	3,610

Changes from financing cash flows

Proceeds from loans and borrowings	5,000	—
Repayment of borrowings	(863)	—
Payment of lease liabilities	—	(412)
Total changes from financing cash flows	4,137	(412)

Other changes
Liability-related
New leases	—	(138)
Adjustment	—	22
Interest expense	1,602	167
Interest paid	(133)	(125)
Total liability-related other changes	1,469	(74)

Total equity-related other changes	—	—

Balance at December 31, 2020	23,152	3,124